Goodwill and Other Intangible Assets and Liabilities - Schedule of Intangible Assets Subject to Amortization (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 25, 2013	Dec. 26, 2012
Favorable Leasehold Interest [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset subject to amortization, gross	$ 6,038	$ 6,038
Less: accumulated amortization	(5,104)	(4,932)
Intangible asset subject to amortization, net	934	1,106
Unfavorable Leasehold Interest [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible liability subject to amortization, gross	(9,156)	(9,156)
Less: accumulated amortization	7,229	6,844
Intangible liability subject to amortization, net	$ (1,927)	$ (2,312)